SUPPLEMENT DATED MARCH 26, 2002

TO

PROSPECTUS DATED FEBRUARY 14, 2002

FOR

FUTURITY SELECT FOUR PLUS VARIABLE AND FIXED ANNUITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

______________________________________________________________

The table of "Underlying Fund Annual Expenses," appearing on page 9 of prospectus, is amended by replacing the expense figures for the SCsm Alger Funds with the following:
	Management	Other Fund	12b-1 or	Total Annual
	Fees	Expenses	Service Fees	Fund Expenses
Fund
SCsm Alger Growth Fund (9)	0.75%	0.15%	-	0.90% [5.00%]
SCsm Alger Income & Growth Fund (9)	0.62%	0.18%	-	0.80% [5.00%]
SCsm Alger Small Capitalization Fund (9)	0.85%	0.15%	-	1.00% [5.00%]

The footnote (9), appearing on page 11 of the prospectus, is replaced with the following:
(9)

For the year ended December 31, 2000, the investment adviser waived all investment advisory fees of all Funds other than Sun Capital Investment Grade Bond Fundsm, for which the investment adviser waived a portion of its fees. Fee waivers and expense reimbursements for the Sun Capital Funds may be discontinued at any time after May 1, 2002. To the extent that the expense ratio of any Fund in the Sun Capital Advisers Trust falls below the Fund's expense limit, the Fund's adviser reserves the right to be reimbursed for management fees waived and Fund expenses paid by it during the prior two years. If the Securities and Exchange Commission approves Sun Life's pending application for an order to substitute shares of the SCsm Alger Growth Fund, SCsm Alger Income & Growth Fund, and SCsm Alger Small Capitalization Fund, for shares of the Alger American Growth Portfolio, Alger American Growth & Income Portfolio, and Alger American Small Capitalization Portfolio, respectively, then the investment adviser may contractually limit the "Management Fees" and reimburse the "Other Fund Expenses" of the SCsm Alger Funds for a period of two years from the date of the substitution.

The "Examples" appearing on page 12 of the prospectus, are amend by replacing the examples for the SCsm Alger Funds with the following:

If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $50,000, a 5% annual return, and no optional death benefit rider has been elected:
	1 Year	3 Years	5 Years	10 Years
SCsm Alger Growth Fund	101	150	141	298
SCsm Alger Income and Growth Fund	100	148	136	289
SCsm Alger Small Capitalization Fund	102	153	145	308

The "Examples" appearing on page 13 of the prospectus, are amend by replacing the examples for the SCsm Alger Funds with the following:

If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $50,000, a 5% annual return, and the EEB Premier Plus optional death benefit rider has been elected:
	1 Year	3 Years	5 Years	10 Years
SCsm Alger Growth Fund	104	161	160	336
SCsm Alger Income and Growth Fund	103	159	155	327
SCsm Alger Small Capitalization Fund	105	164	165	346

The "Examples" appearing on page 14 of the prospectus, are amend by replacing the examples for the SCsm Alger Funds with the following:

If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $50,000, a 5% annual return and no optional death benefit rider has been elected:
	1 Year	3 Years	5 Years	10 Years
SCsm Alger Growth Fund	27	82	141	298
SCsm Alger Income and Growth Fund	26	79	136	289
SCsm Alger Small Capitalization Fund	28	85	145	308

The "Examples" appearing on page 15 of the prospectus, are amend by replacing the examples for the SCsm Alger Funds with the following:

If you do NOT surrender your Contract, or if you annuitize at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and the EEB Premier Plus optional death benefit rider has been elected:
	1 Year	3 Years	5 Years	10 Years
SCsm Alger Growth Fund	31	94	160	336
SCsm Alger Income and Growth Fund	30	91	155	327
SCsm Alger Small Capitalization Fund	32	97	165	346

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S4P-29-(05-25-02)